Venezuela - Foreign Currency and Inflation Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 28, 2019 USD ($) VES / $	Dec. 29, 2018 USD ($) VES / $	Dec. 30, 2017 USD ($) VES / $
Foreign Currency [Line Items]
Nonmonetary currency devaluation losses | $	$ 10	$ 146	$ 36
Venezuelan BsS on Banco Central de Venezuela market, period end spot
Foreign Currency [Line Items]
Foreign currency exchange rate, translation, soberano	45,874.81	638.18
Venezuelan BsS on Banco Central de Venezuela market, year-to-date average
Foreign Currency [Line Items]
Foreign currency exchange rate, weighted average, translation, soberano	13,955.68	25.06	0.02